Income Taxes - Summary of deferred tax assets and deferred tax liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Deferred tax assets
Deductible advertising expenses exceeding the tax limit		¥ 2,268	¥ 6,988
Accrued expenses		55,012	54,496
Other deductible expenses exceeding the tax limit		78
Provisions for the doubtful accounts		19,117	16,212
Operating loss carry forward		455,358	472,608
Less: valuation allowances		(358,569)	(378,851)	¥ (378,815)
Total deferred tax assets		173,264	171,453
Deferred tax liabilities
Intangible assets		37,734	43,801
Contract assets		192,687	176,767
Total deferred tax liabilities		230,421	220,568
Classification in the consolidated balance sheets:
Deferred tax assets	$ 3,703	27,028	24,190
Deferred tax liabilities	$ 11,533	¥ 84,185	¥ 73,305